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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:              SEPTEMBER 30, 2000
                                                ------------------------------

Check here if Amendment [  ]; Amendment Number:  ____

  This Amendment (Check only one.): [  ] is a restatement.

                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Advent International Corporation
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Address:       75 State Street
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               Boston, Ma  02109
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13F File Number:  28-     6054
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:          Janet L. Hennessy
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Title:         Vice President and Treasurer
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Phone:         (617) 951-9447
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Signature, Place, and Date of Signing:

/s/ Janet L. Hennessy                     Boston, Ma               11/10/00
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     [Signature]                        [City, State]               Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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         FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       NONE
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Form 13F Information Table Entry Total:                         32
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Form 13F Information Table Value Total:              $     655,164
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                                                      (thousands)

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                                                       FORM 13F INFORMATION TABLE


           COLUMN 1                 COLUMN 2      COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8
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                                                             VALUE   SHRS OR  SH/ PUT INVESTMENT  OTHER    VOTING AUTHORITY
 NAME OF ISSUER                TITLE OF CLASS    CUSIP     (x$1000)  PRN AMT PRN CALL DISCRETION MANAGERS SOLE   SHARED   NONE
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
ACTIVE POWER INC.                     COMMON   00504W-10-0  146,784  2,367,490           SOLE            2,367,490
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ADVANCED RADIO TELECOM CORP.          COMMON   00754U-10-1   31,866  3,748,965           SOLE            1,248,965 1,780,580 719,420
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BIOMET, INC.                          COMMON   090613-10-0    2,198     62,813           SOLE               62,813
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CISCO SYSTEMS, INC.                   COMMON   17275R-10-2    4,843     87,658           SOLE               87,658
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CORSAIR COMMUNICATIONS, INC.          COMMON   220406-10-2    6,138    785,709           SOLE              785,709
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DECODE GENETICS INC                   COMMON   243586-10-4   32,136  1,251,048           SOLE            1,251,048
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DOLLAR TREE STORES INC                COMMON   256747-10-6    4,293    105,842           SOLE              105,842
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EPIX MEDICAL, INC.                    COMMON   26881Q-10-1    6,020    430,019           SOLE              430,019
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EURONET SERVICES, INC.                COMMON   298736-10-9    5,115    737,268           SOLE              737,268
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EXELIXIS                              COMMON   30161Q-10-4   54,310  1,730,997           SOLE            1,730,997
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FLIR SYSTEMS, INC.                    COMMON   302445-10-1    5,150    858,324           SOLE              858,324
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GOLDBANC CORP.                        COMMON   379907-10-8    1,378    268,866           SOLE              268,866
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ILEX ONCOLOGY, INC.                   COMMON   451923-10-6   38,234  1,269,176           SOLE            1,269,176
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JACADA LTD.                         ORDINARY   M6184R-10-1    2,864    334,440           SOLE              334,440
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JAZZTEL P.L.C.                SPONSORED ADRs   47214R-15-2  125,402  5,573,423           SOLE            5,573,423
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KERAVISION, INC.                      COMMON   492061-10-6      672    210,902           SOLE              210,902
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LECROY CORPORATION                    COMMON   52324W-10-9    8,813    500,000           SOLE              500,000
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LIONBRIDGE TECHNOLOGIES, INC.         COMMON   536252-10-9   37,367  4,364,004           SOLE            4,364,004
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MEDICONSULT.COM, INC.                 COMMON   58469J-10-0    2,542  2,804,510           SOLE            2,804,510
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ORCKIT COMMUNICATIONS                 COMMON   m75318-10-7      264     34,049           SOLE               34,049
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PRECISE SOFTWARE SOLUTIONS            COMMON   m41450-10-3   76,739  1,779,456           SOLE            1,779,456
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SEAGATE TECHNOLOGY, INC.              COMMON   81180-410-3    3,557     51,176           SOLE               51,176
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SMARTERKIDS.COM, INC.                 COMMON   83169C-10-6      852    478,543           SOLE              478,543
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TELIK INC.                            COMMON   87959M-10-9   10,878  1,192,062           SOLE            1,192,062
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TERAYON COMMUNICATION SERVICES        COMMON   927646-10-9      281      8,282           SOLE                8,282
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TIOGA                                 COMMON   m8789g-10-0      283     34,049           SOLE               34,049
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TRITON NETWORK SYSTEMS INC.           COMMON   896775-10-3   28,418  2,165,142           SOLE            2,165,142
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VARIAGENICS                           COMMON   922196-10-0    7,948    355,206           SOLE              355,206
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VISION TWENTY-ONE, INC.               COMMON   92831N-10-1        3     14,527           SOLE               14,527
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WORLD ACCESS INC.                     COMMON   98141A-10-1    1,256    314,602           SOLE              314,602
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WORLDGATE COMMUNICATIONS, INC.        COMMON   98156L-30-7    6,523    310,618           SOLE              310,618
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ZINDART LIMITED               SPONSORED ADRs   989597-10-9    2,037    708,444           SOLE              708,444
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